Variable Interest Entity (Tables)	3 Months Ended
Mar. 31, 2025
Variable Interest Entity [Abstract]
Schedule of Consolidated Balance Sheets	The following were recorded in the Company’s condensed consolidated balance sheets (in thousands):
	As of
	March 31, 2025	December 31, 2024
Cash and cash equivalents	$301	$66
Prepaid expenses and other current assets	345	178
Lease right-of-use asset	425	30
Mineral interests	17,125	17,125
Property, plant and equipment, net	312	264
Other assets	70	20
Consolidated assets	$18,578	$17,683

Accounts payable	$53	$42
Accrued liabilities	238	141
Lease liability	418	22
Consolidated liabilities	$709	$205